Digital Assets - Schedule of Reconcialiation of ETH Held (Details)	12 Months Ended
Sep. 30, 2025 USD ($)
Crypto Asset, Realized and Unrealized Gain (Loss), Operating and Nonoperating [Abstract]
Fair value, beginning balance	$ 50,000
Unrealized remeasurement of fair value	(18,787)
Fair value, ending balance	$ 31,213